Post balance sheet events	6 Months Ended
Jun. 30, 2020
Post balance sheet events
Post balance sheet events

D3     Post balance sheet events

First interim ordinary dividend

The 2020 first interim ordinary dividend approved by the Board of Directors after 30 June 2020 is as described in note B6.

Completion of the equity investment by Athene into US business

On 17 July 2020, the Group completed the equity investment by Athene into the US business, which was announced in June 2020. Under the transaction, Athene Life Re Ltd invested $500 million in Prudential's US business in return for an 11.1 per cent economic interest for which the voting interest is 9.9 per cent. Athene's investment is in the form of a cash subscription for the issuance of new common equity in the holding company containing Prudential's US businesses, including Jackson National Life Insurance Company and PPM America. If the transaction had completed at 30 June 2020, the effect on the IFRS shareholders' equity would have been a reduction of $550 million. There would have been no impact on profit or loss for the period.